Financial and other investments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of financial assets [abstract]
Schedule of financial assets

	2023	2022
	£m	£m
Non-current
FVOCI debt and other investments	407	413
FVTPL investments	452	417
	859	830
Current
FVTPL investments	1,764	2,292
Financial assets at amortised cost	841	853
	2,605	3,145
	3,464	3,975
Financial and other investments include the following:
Investments in short-term money market funds	1,449	1,936
Investments held by National Grid Partners	346	309
Investments in Sunrun	106	109
Balances that are restricted or not readily used in operations:
Collateral[1]	764	806
Insurance company and non-qualified plan investments	490	534
Cash surrender value of life insurance policies	232	234
Other investments	77	47
	3,464	3,975
1.The collateral balance includes £734 million (2022: £802 million) of collateral placed with counterparties with whom we have entered into a credit support annex to the International Swaps and Derivatives Association (ISDA) Master Agreement, £25 million (2022: £4 million) of restricted amounts allocated for specific projects within National Grid Electricity System Operator and National Grid Electricity Transmission plc and £5 million (2022: £5 million) insurance captive letters of credit.